COMMITMENTS AND CONTINGENCIES - Operating lease related assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
COMMITMENTS AND CONTINGENCIES
Total operating lease assets	¥ 204,029	¥ 155,886
Operating lease liabilities - current	88,755	58,696
Lease liabilities, net of current portion	187,473	148,224
Present value of lease liabilities	¥ 276,228	¥ 206,920